Divestiture	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Divestiture [Abstract]
Divestiture

(7) Divestiture

Discontinued operations

As previously described in Note 1 – Organization, on August 18, 2023, the Company entered into a Non-Binding Letter of Intent to sell certain of Complete Solaria’s North American solar panel assets, inclusive of intellectual property and customer contracts, to Maxeon. Under the terms of the Disposal Agreement, Maxeon agreed to acquire certain assets and employees of Complete Solaria. The Company determined that this divestiture represented a strategic shift in the Company’s business and qualified as a discontinued operation. In October 2023, the Company completed the sale of its solar panel business to Maxeon, pursuant to the terms of the Asset Purchase Agreement Disposal Agreement.

The components of amounts reflected in the unaudited condensed consolidated statements of operations and comprehensive loss related to discontinued operations are presented in the table, as follows (in thousands):

Thirteen-Weeks
Ended April 2, 2023
Revenues	$18,721
Cost of revenues	19,479
Gross loss	(758)
Operating expenses:
Sales and marketing	2,866
General and administrative	4,185
Total operating expenses	7,051
Loss from discontinued operations	(7,809)
Other income (expense), net	—
Loss from discontinued operations before income taxes	(7,809)
Income tax benefit	4
Net loss from discontinued operations	$(7,805)

(8) Divestiture

Discontinued operations

As previously described in Note 1 – Organization, on August 18, 2023, the Company entered into a Non-Binding Letter of Intent to sell certain of Complete Solaria’s North American solar panel assets, inclusive of intellectual property and customer contracts, to Maxeon. In October 2023, the Company completed the sale of its solar panel business to Maxeon, pursuant to the terms of the Asset Purchase Agreement Disposal Agreement. Under the terms of the Disposal Agreement, Maxeon agreed to acquire certain assets and employees of Complete Solaria. The Company determined that this divestiture represented a strategic shift in the Company’s business and qualified as a discontinued operation. Accordingly, the results of operations and cash flows relating to Solaria have been reflected as discontinued operations in the consolidated statements of operations and comprehensive loss for the fiscal year ended December 31, 2023 and the consolidated statements of cash flows for the fiscal year ended December 31, 2023.

Components of amounts reflected in the consolidated statements of operations and comprehensive loss related to discontinued operations are presented in the table, as follows (in thousands):

Fiscal year ended
December 31, 2023
Revenues	$29,048
Cost of revenues	30,609
Gross loss	(1,561)
Operating expenses:
Sales and marketing	6,855
General and administrative	17,472
Total operating expenses	24,327
Loss from discontinued operations	(25,888)
Other income, net	31
Loss from discontinued operations before income taxes	(25,857)
Income tax benefit	4
Loss from discontinued operations, net of tax	(25,853)
Impairment loss from discontinued operations	(147,505)
Net loss from discontinued operations	$(173,358)